Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS - 62.42%
Communication Services - 4.88%
Alphabet, Inc., Class A*	260	$317,496
Alphabet, Inc., Class C*	260	316,940
AT&T, Inc.#	4,540	171,794
CenturyLink, Inc.	1,200	14,976
Comcast Corp., Class A#	1,700	76,636
Discovery, Inc., Class C*#	1,514	37,275
Facebook, Inc., Class A*#	1,300	231,504
Fox Corp., Class A	266	8,388
Omnicom Group, Inc.#	600	46,980
Verizon Communications, Inc.	1,600	96,576
Walt Disney Co. (The)#	1,165	151,823
		1,470,388

Consumer Discretionary - 6.98%
Amazon.com, Inc.*	300	520,773
AutoZone, Inc.*	200	216,924
Carnival Corp.	300	13,113
Delphi Technologies PLC	166	2,224
Dollar General Corp.#	500	79,470
eBay, Inc.#	700	27,286
Ford Motor Co.#	6,700	61,372
Genuine Parts Co.#	2,000	199,180
Hasbro, Inc.#	700	83,083
Kohl’s Corp.#	5,000	248,300
McDonald’s Corp.#	500	107,355
NIKE, Inc., Class B#	1,100	103,312
PulteGroup, Inc.#	6,000	219,300
Ross Stores, Inc.#	500	54,925
Starbucks Corp.#	400	35,368
Target Corp.	500	53,455
Wynn Resorts, Ltd.#	200	21,744
Yum China Holdings, Inc.	500	22,715
Yum! Brands, Inc.#	300	34,029
		2,103,928

Consumer Staples - 3.65%
Archer-Daniels-Midland Co.#	700	28,749
Campbell Soup Co.#	1,900	89,148
Coca-Cola Co. (The)	900	48,996
Colgate-Palmolive Co.	400	29,404
Constellation Brands, Inc., Class A	500	103,640
Costco Wholesale Corp.	300	86,433
General Mills, Inc.#	1,600	88,192
JM Smucker Co. (The)	400	44,008
Kimberly-Clark Corp.#	800	113,640
Kroger Co. (The)#	800	20,624
Mondelez International, Inc., Class A	1,700	94,044
PepsiCo, Inc.#	900	123,390

Industry Company	Shares	Value

Consumer Staples (continued)
Procter & Gamble Co. (The)#	800	$99,504
Walmart, Inc.#	1,100	130,548
		1,100,320

Energy - 4.70%
Cabot Oil & Gas Corp.#	1,000	17,570
Chevron Corp.#	1,278	151,571
ConocoPhillips#	6,287	358,233
Continental Resources, Inc.*#	1,000	30,790
EOG Resources, Inc.#	4,000	296,880
Exxon Mobil Corp.#	2,000	141,220
Halliburton Co.#	10,700	201,695
Kinder Morgan, Inc.	500	10,305
Marathon Petroleum Corp.#	1,700	103,275
Occidental Petroleum Corp.	205	9,116
Phillips 66	593	60,723
Valero Energy Corp.	400	34,096
		1,415,474

Financials - 10.09%
Allstate Corp. (The)	300	32,604
American Express Co.#	600	70,968
Ameriprise Financial, Inc.#	1,400	205,940
Aon PLC#	300	58,071
Athene Holding, Ltd., Class A*#	5,700	239,742
Bank of America Corp.#	1,600	46,672
BB&T Corp.	300	16,011
Berkshire Hathaway, Inc., Class B*#	2,000	416,040
BlackRock, Inc.	300	133,692
Capital One Financial Corp.#	700	63,686
Charles Schwab Corp. (The)#	1,800	75,294
Chubb, Ltd.#	461	74,424
Citigroup, Inc.#	1,910	131,943
Comerica, Inc.	300	19,797
Goldman Sachs Group, Inc. (The)#	500	103,615
Huntington Bancshares, Inc.	3,200	45,664
JPMorgan Chase & Co.#	700	82,383
KeyCorp.	3,300	58,872
Marsh & McLennan Cos., Inc.#	700	70,035
Morgan Stanley#	1,200	51,204
PNC Financial Services Group, Inc. (The)	500	70,080
Progressive Corp. (The)#	1,220	94,245

www.bridgeway.com	1

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Prudential Financial, Inc.#	3,200	$287,840
S&P Global, Inc.	500	122,490
State Street Corp.	300	17,757
TD Ameritrade Holding Corp.#	3,500	163,450
U.S. Bancorp	1,900	105,146
Wells Fargo & Co.#	3,671	185,165
		3,042,830

Health Care - 8.36%
Abbott Laboratories#	1,400	117,138
AbbVie, Inc.#	1,600	121,152
Allergan PLC	300	50,487
Amgen, Inc.#	500	96,755
Anthem, Inc.	300	72,030
Baxter International, Inc.#	600	52,482
Becton Dickinson & Co.	473	119,650
Biogen, Inc.*#	400	93,128
Bristol-Myers Squibb Co.#	1,479	75,000
Celgene Corp.*#	1,100	109,230
Cigna Corp.	299	45,385
CVS Health Corp.#	700	44,149
Danaher Corp.	500	72,215
DaVita, Inc.*#	1,100	62,777
Eli Lilly & Co.#	2,500	279,575
Gilead Sciences, Inc.	400	25,352
HCA Healthcare, Inc.#	2,500	301,050
Johnson & Johnson#	1,000	129,380
Merck & Co., Inc.#	2,200	185,196
Pfizer, Inc.#	2,500	89,825
Stryker Corp.	360	77,868
Thermo Fisher Scientific, Inc.	500	145,635
UnitedHealth Group, Inc.	500	108,660
Veeva Systems, Inc., Class A*#	300	45,807
		2,519,926

Industrials - 6.15%
3M Co.	500	82,200
Boeing Co. (The)	300	114,141
Delta Air Lines, Inc.#	2,000	115,200
Emerson Electric Co.#	1,000	66,860
FedEx Corp.#	600	87,342
HD Supply Holdings, Inc.*#	1,500	58,763
Honeywell International, Inc.#	800	135,360
Ingersoll-Rand PLC	200	24,642
Johnson Controls International PLC	454	19,926
Lockheed Martin Corp.	270	105,316
Northrop Grumman Corp.#	700	262,353

Industry Company	Shares	Value
Industrials (continued)
Raytheon Co.	300	$58,857
Resideo Technologies, Inc.*	133	1,909
Southwest Airlines Co.#	1,400	75,614
Spirit AeroSystems Holdings, Inc., Class A#	1,000	82,240
Union Pacific Corp.	500	80,990
United Airlines Holdings, Inc.*#	3,500	309,435
United Technologies Corp.#	840	114,677
Wabtec Corp.	4	287
Waste Management, Inc.	500	57,500
		1,853,612

Information Technology - 12.60%
Adobe, Inc.*#	800	221,000
Apple, Inc.#	1,800	403,146
Applied Materials, Inc.#	1,100	54,890
Cadence Design Systems, Inc.*#	1,500	99,120
Cisco Systems, Inc.#	4,300	212,463
Citrix Systems, Inc.	500	48,260
Cognizant Technology Solutions Corp., Class A#	700	42,186
Dell Technologies, Inc., Class C*	143	7,416
DXC Technology Co.	171	5,045
Hewlett Packard Enterprise Co.	4,200	63,714
HP, Inc.	2,000	37,840
Intel Corp.#	2,300	118,519
International Business Machines Corp.#	900	130,878
Intuit, Inc.	400	106,376
Juniper Networks, Inc.#	2,700	66,825
LogMeIn, Inc.	189	13,411
Mastercard, Inc., Class A#	800	217,256
Micro Focus International PLC, ADR	162	2,292
Micron Technology, Inc.*#	18,200	779,870
Microsoft Corp.#	2,800	389,284
NetApp, Inc.	400	21,004
Oracle Corp.#	860	47,326
PayPal Holdings, Inc.*#	1,100	113,949
QUALCOMM, Inc.#	1,200	91,536
salesforce.com, Inc.*#	1,300	192,972
Texas Instruments, Inc.#	670	86,591
Visa, Inc., Class A#	1,300	223,613
		3,796,782

Materials - 1.88%
AdvanSix, Inc.*	48	1,235
Corteva, Inc.#	833	23,324

2	Quarterly Report | September 30, 2019 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
Dow, Inc.#	833	$39,692
DuPont de Nemours, Inc.#	833	59,401
Ecolab, Inc.	100	19,804
International Paper Co.#	600	25,092
Linde PLC	600	116,232
Sherwin-Williams Co. (The)	200	109,974
Steel Dynamics, Inc.#	2,500	74,500
Teck Resources, Ltd., Class B	6,000	97,380
		566,634

Real Estate - 1.43%
American Tower Corp.#	800	176,904
Crown Castle International
Corp.	500	69,505
Public Storage#	500	122,635
Simon Property Group, Inc.	400	62,260
		431,304

Utilities - 1.70%
AES Corp.	4,300	70,262
American Electric Power Co., Inc.#	800	74,952
Dominion Energy, Inc.#	720	58,349
Duke Energy Corp.	783	75,058
Exelon Corp.	700	33,817
NextEra Energy, Inc.	300	69,897
Public Service Enterprise Group, Inc.	900	55,872
Sempra Energy	500	73,805
		512,012
TOTAL COMMON STOCKS—62.42%		18,813,210
(Cost $12,232,005)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 29.78%
U.S. Treasury Bills - 29.78%
10/10/2019	2.222%	$2,000,000	$1,999,116
11/29/2019	1.960%	3,000,000	2,991,089
12/19/2019	1.955%	2,000,000	1,992,428
12/26/2019	1.914%	2,000,000	1,991,472
			8,974,105
TOTAL U.S. GOVERNMENT OBLIGATIONS - 29.78%			8,974,105
(Cost $8,971,670)

	Rate^	Shares	Value
MONEY MARKET FUND - 5.80%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	1,747,780	1,747,780
TOTAL MONEY MARKET FUND - 5.80%			1,747,780
(Cost $1,747,780)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 98.00% (Cost $22,951,455)			$29,535,095

WRITTEN OPTIONS - (1.59%)
TOTAL WRITTEN OPTIONS - (1.59%) (Premiums Received $(479,001))			$(479,141)

TOTAL INVESTMENTS - 96.41%			$29,055,954

(Cost $22,472,454)
Other Assets in Excess of Liabilities - 3.59%			1,083,059
NET ASSETS - 100.00%			$30,139,013

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2019.

PLC - Public Limited Company

ADR - American Depositary Receipt

www.bridgeway.com3

www.bridgeway.com	3

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.56%)

AerCap Holdings NV	5	$(27,375)	$52.50	12/20/19	$(750)
Ally Financial, Inc.	10	(33,160)	34.00	12/20/19	(2,100)
Apple, Inc.	15	(335,955)	200.00	11/15/19	(3,345)
Barrick Gold Corp.	60	(103,980)	17.00	12/20/19	(6,120)
Biogen, Inc.	5	(116,410)	230.00	12/20/19	(6,300)
Cabot Oil & Gas Corp.	30	(52,710)	19.00	10/18/19	(3,990)
Chipotle Mexican Grill, Inc.	4	(336,188)	800.00	12/20/19	(12,580)
Chubb, Ltd.	5	(80,720)	155.00	11/15/19	(975)
Delta Air Lines, Inc.	10	(57,600)	58.00	11/01/19	(1,890)
Dollar General Corp.	20	(317,880)	150.00	12/20/19	(9,200)
Fair Isaac Corp.	10	(303,520)	310.00	10/18/19	(12,800)
Fidelity National Information Services, Inc.	15	(199,140)	120.00	10/18/19	(360)
Fidelity National Information Services, Inc.	10	(132,760)	130.00	12/20/19	(4,950)
Hershey Co. (The)	5	(77,495)	148.00	11/01/19	(1,105)
Insulet Corp.	5	(82,465)	140.00	12/20/19	(3,100)
Intercontinental Exchange, Inc.	15	(138,405)	90.00	12/20/19	(3,525)
LPL Financial Holdings, Inc.	10	(81,900)	80.00	10/18/19	(1,400)
McDonald’s Corp.	10	(214,710)	200.00	12/20/19	(2,560)
Pilgrim’s Pride Corp.	40	(128,180)	30.00	12/20/19	(5,400)
Principal Financial Group, Inc.	10	(57,140)	60.00	10/18/19	(5,000)
Procter & Gamble Co. (The)	10	(124,380)	119.00	11/01/19	(1,460)
Public Storage	10	(245,270)	240.00	12/20/19	(6,950)
Santander Consumer USA Holdings, Inc.	5	(12,755)	25.00	11/15/19	(500)
Starbucks Corp.	34	(300,628)	87.50	11/15/19	(10,200)
Starbucks Corp.	15	(132,630)	95.00	11/15/19	(11,400)
Sun Communities, Inc.	10	(148,450)	145.00	12/20/19	(3,700)
Synchrony Financial	5	(17,045)	33.00	11/01/19	(340)
United Parcel Service, Inc., Class B	20	(239,640)	120.00	11/15/19	(9,620)
Wynn Resorts, Ltd.	27	(293,544)	110.00	12/20/19	(26,271)
XPO Logistics, Inc.	20	(143,140)	70.00	11/15/19	(8,460)
Yum! Brands, Inc.	10	(113,430)	110.00	11/01/19	(1,830)

Total Exchange Traded Put Options Written (Premiums received $(166,644))					$(168,181)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.03%)

Abbott Laboratories	4	$(33,468)	$85.00	11/15/19	$(752)
AbbVie, Inc.	5	(37,860)	72.50	11/15/19	(2,125)
Adobe, Inc.	3	(82,875)	285.00	11/15/19	(2,430)
American Electric Power Co., Inc.	3	(28,107)	92.50	11/15/19	(897)
American Express Co.	3	(35,484)	130.00	10/18/19	(24)
American Tower Corp.	3	(66,339)	210.00	10/18/19	(3,789)
Ameriprise Financial, Inc.	14	(205,940)	135.00	12/20/19	(23,520)
Amgen, Inc.	2	(38,702)	180.00	10/18/19	(3,120)
Aon PLC	3	(58,071)	200.00	10/18/19	(282)
Apple, Inc.	6	(134,382)	205.00	10/18/19	(11,850)
Applied Materials, Inc.	4	(19,960)	47.00	10/18/19	(1,380)
Archer-Daniels-Midland Co.	3	(12,321)	42.00	12/20/19	(375)

4	Quarterly Report | September 30, 2019 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
AT&T, Inc.	14	$(52,976)	$37.50	11/01/19	$(1,400)
Athene Holding, Ltd., Class A	57	(239,742)	40.00	11/15/19	(18,810)
Bank of America Corp.	5	(14,585)	31.00	12/20/19	(305)
Baxter International, Inc.	3	(26,241)	90.00	11/15/19	(465)
Berkshire Hathaway, Inc., Class B	15	(312,030)	210.00	11/15/19	(6,420)
Bristol-Myers Squibb Co.	5	(25,355)	50.00	12/20/19	(1,280)
Cabot Oil & Gas Corp.	10	(17,570)	17.00	10/18/19	(850)
Cadence Design Systems, Inc.	15	(99,120)	70.00	11/15/19	(2,415)
Campbell Soup Co.	5	(23,460)	43.00	11/15/19	(2,150)
Capital One Financial Corp.	3	(27,294)	95.00	12/20/19	(747)
Celgene Corp.	3	(29,790)	92.50	10/18/19	(2,490)
Charles Schwab Corp. (The)	6	(25,098)	44.00	12/20/19	(750)
Chevron Corp.	4	(47,440)	130.00	12/20/19	(232)
Cisco Systems, Inc.	13	(64,233)	57.50	10/18/19	(26)
Citigroup, Inc.	6	(41,448)	72.50	12/20/19	(1,014)
Cognizant Technology Solutions Corp., Class A	3	(18,080)	67.50	10/18/19	(9)
Comcast Corp., Class A	5	(22,540)	47.50	11/01/19	(195)
ConocoPhillips	50	(284,900)	55.00	11/15/19	(17,550)
Continental Resources, Inc.	10	(30,790)	35.00	12/20/19	(1,550)
Corteva, Inc.	3	(8,400)	31.00	12/20/19	(210)
CVS Health Corp.	3	(18,921)	57.50	10/18/19	(1,758)
DaVita, Inc.	4	(22,828)	60.00	10/18/19	(200)
Delta Air Lines, Inc.	20	(115,200)	60.00	12/20/19	(3,480)
Discovery, Inc., Class C	5	(12,310)	27.50	12/20/19	(300)
Dominion Energy, Inc.	3	(24,312)	77.50	10/18/19	(1,119)
Dow, Inc.	3	(14,295)	49.50	11/01/19	(300)
DuPont de Nemours, Inc.	3	(21,393)	75.00	12/20/19	(576)
eBay, Inc.	3	(11,694)	40.00	10/18/19	(147)
Eli Lilly & Co.	25	(279,575)	115.00	11/15/19	(6,200)
Emerson Electric Co.	3	(20,058)	66.00	11/01/19	(765)
EOG Resources, Inc.	30	(222,660)	80.00	11/01/19	(2,850)
Exxon Mobil Corp.	7	(49,427)	77.50	10/18/19	(14)
Facebook, Inc., Class A	4	(71,232)	190.00	12/20/19	(2,180)
FedEx Corp.	3	(43,671)	170.00	10/18/19	(12)
Ford Motor Co.	38	(34,808)	9.00	12/20/19	(1,900)
General Mills, Inc.	5	(27,560)	55.00	10/18/19	(405)
Genuine Parts Co.	20	(199,180)	92.50	11/15/19	(18,000)
Goldman Sachs Group, Inc. (The)	3	(62,169)	225.00	10/18/19	(90)
Halliburton Co.	100	(188,500)	20.00	11/15/19	(7,000)
Halliburton Co.	3	(5,655)	22.50	01/17/20	(135)
Hasbro, Inc.	3	(35,607)	130.00	10/18/19	(105)
HCA Healthcare, Inc.	25	(301,050)	125.00	12/20/19	(11,000)
HD Supply Holdings, Inc.	15	(58,762)	40.00	12/20/19	(2,400)
Honeywell International, Inc.	3	(50,760)	167.50	11/01/19	(1,665)
Intel Corp.	7	(36,071)	48.00	10/18/19	(2,639)
International Business Machines Corp.	3	(43,626)	140.00	10/18/19	(2,415)
International Paper Co.	3	(12,546)	42.50	10/18/19	(207)
Johnson & Johnson	5	(64,690)	135.00	10/18/19	(215)
JPMorgan Chase & Co.	3	(35,307)	120.00	11/01/19	(432)

www.bridgeway.com	5

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Juniper Networks, Inc.	8	$(19,800)	$28.00	10/18/19	$(80)
Kimberly-Clark Corp.	3	(42,615)	140.00	10/18/19	(1,206)
Kohl’s Corp.	50	(248,300)	50.00	11/01/19	(10,250)
Kroger Co. (The)	3	(7,734)	22.00	10/18/19	(1,140)
Marathon Petroleum Corp.	5	(30,375)	60.00	10/18/19	(1,205)
Marsh & McLennan Cos., Inc.	3	(30,015)	105.00	10/18/19	(30)
Mastercard, Inc., Class A	3	(81,471)	280.00	11/01/19	(1,368)
Merck & Co., Inc.	7	(58,926)	85.00	10/18/19	(784)
Micron Technology, Inc.	143	(612,755)	45.00	10/18/19	(9,724)
Micron Technology, Inc.	12	(51,420)	50.00	11/15/19	(492)
Microsoft Corp.	9	(125,127)	140.00	10/18/19	(2,007)
Morgan Stanley	4	(17,068)	45.00	10/18/19	(120)
NIKE, Inc., Class B	5	(46,960)	87.50	10/18/19	(3,415)
Northrop Grumman Corp.	3	(112,437)	370.00	11/15/19	(5,160)
Omnicom Group, Inc.	3	(23,490)	82.50	10/18/19	(165)
Oracle Corp.	3	(16,509)	55.00	12/20/19	(735)
PayPal Holdings, Inc.	3	(31,077)	125.00	10/18/19	(3)
PepsiCo, Inc.	3	(41,130)	135.00	10/18/19	(1,131)
Pfizer, Inc.	8	(28,744)	37.00	12/20/19	(704)
Progressive Corp. (The)	4	(30,900)	80.00	11/15/19	(520)
Prudential Financial, Inc.	32	(287,840)	90.00	12/20/19	(13,600)
PulteGroup, Inc.	60	(219,300)	32.00	10/18/19	(31,500)
QUALCOMM, Inc.	4	(30,512)	75.00	10/18/19	(1,236)
Ross Stores, Inc.	3	(32,955)	110.00	10/18/19	(645)
salesforce.com, Inc.	4	(59,376)	145.00	10/18/19	(2,320)
Southwest Airlines Co.	4	(21,604)	57.50	12/20/19	(580)
Spirit AeroSystems Holdings, Inc., Class A	10	(82,240)	75.00	10/18/19	(8,100)
Steel Dynamics, Inc.	25	(74,500)	29.00	11/15/19	(4,625)
TD Ameritrade Holding Corp.	35	(163,450)	45.00	11/15/19	(10,325)
Texas Instruments, Inc.	3	(38,772)	130.00	10/18/19	(726)
United Airlines Holdings, Inc.	35	(309,435)	91.00	11/01/19	(8,050)
United Technologies Corp.	3	(40,956)	140.00	10/18/19	(330)
Veeva Systems, Inc., Class A	3	(45,807)	150.00	12/20/19	(3,990)
Visa, Inc., Class A	4	(68,804)	180.00	11/01/19	(1,028)
Walmart, Inc.	3	(35,604)	120.00	12/20/19	(1,119)
Walt Disney Co. (The)	3	(39,096)	140.00	12/20/19	(594)
Wells Fargo & Co.	12	(60,528)	47.50	10/18/19	(4,032)

Total Exchange Traded Call Options Written (Premiums received $(312,357))					$(310,960)

6	Quarterly Report | September 30, 2019 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2019 :

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,813,210	$—	$—	$18,813,210
U.S. Government Obligations	—	8,974,105	—	8,974,105
Money Market Fund	—	1,747,780	—	1,747,780

TOTAL	$18,813,210	$10,721,885	$—	$29,535,095

		Liabilities Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(290,026)	$(189,115)	$—	$(479,141)

TOTAL	$(290,026)	$(189,115)	$—	$(479,141)

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